UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7492

        Nuveen Insured California Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:          11/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL)
November 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 13.0% (8.8% of Total Investments)

	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series 1996:
$2,400	5.750%, 9/01/21 - MBIA Insured	9/06 at 102.00	AAA	$ 2,586,720
3,000	5.750%, 9/01/26 - MBIA Insured	9/06 at 102.00	AAA	3,211,800

2,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2000,	11/10 at 100.00	Aaa	2,256,460
	5.875%, 11/01/20 - MBIA Insured

2,125	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series	3/08 at 102.00	Aaa	2,229,316
	2001A, 5.400%, 3/01/21 (Alternative Minimum Tax) - MBIA Insured

	California Infrastructure Economic Development Bank, Revenue Bonds, Asian Art Museum of San
	Francisco, Series 2000:
1,295	5.500%, 6/01/19 - MBIA Insured	6/10 at 101.00	AAA	1,432,128
1,000	5.500%, 6/01/20 - MBIA Insured	6/10 at 101.00	AAA	1,103,570

5,380	California State University, Systemwide Revenue Bonds, Series 2004A, 5.000%, 11/01/16 - FSA	5/14 at 100.00	AAA	5,831,597
	Insured

6,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/27 -	5/13 at 100.00	AAA	6,113,820
	AMBAC Insured

	Healthcare - 4.6% (3.1% of Total Investments)

1,450	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds,	7/06 at 102.00	AAA	1,556,169
	Mark Twain St. Joseph's Healthcare Corporation, Series 1996A, 6.000%, 7/01/19 - MBIA Insured

5,000	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds,	7/06 at 102.00	AAA	5,359,150
	Catholic Healthcare West, Series 1996A, 6.000%, 7/01/25 - MBIA Insured

1,755	University of California, Hospital Revenue Bonds, UCLA Medical Center, Series 2004A, 5.500%,	5/12 at 101.00	AAA	1,934,905
	5/15/18 - AMBAC Insured

	Housing/Multifamily - 2.9% (2.0% of Total Investments)

	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue Bonds,
	Civic Center Drive Apartments, Series 1999A:
4,000	5.800%, 9/01/20 (Alternative Minimum Tax) - FSA Insured	9/09 at 100.00	AAA	4,194,000
1,370	5.875%, 3/01/32 (Alternative Minimum Tax) - FSA Insured	9/09 at 100.00	AAA	1,412,730

	Housing/Single Family - 0.6% (0.4% of Total Investments)

1,150	California Housing Finance Agency, Single Family Mortgage Bonds, Series 1997C-2-II, 5.625%,	8/07 at 101.50	AAA	1,195,517
	8/01/20 (Alternative Minimum Tax) - MBIA Insured

	Tax Obligation/General - 28.0% (18.8% of Total Investments)

1,460	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Series	8/10 at 101.00	AAA	1,649,566
	2000B, 5.750%, 8/01/16 - FGIC Insured

485	California, General Obligation Veterans Welfare Bonds, Series 1997BH, 5.500%, 12/01/24	12/04 at 101.00	AAA	488,405
	(Alternative Minimum Tax) - FSA Insured

2,500	California, Various Purpose General Obligation Bonds, Series 1999, 5.500%, 9/01/24 - FSA Insured	9/09 at 101.00	AAA	2,710,425

	California, Various Purpose General Obligation Bonds, Series 2000:
7,995	5.750%, 3/01/22 - MBIA Insured	3/10 at 101.00	AAA	8,891,000
2,000	5.750%, 3/01/27 - MBIA Insured	3/10 at 101.00	AAA	2,184,820

4,400	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/31 - MBIA Insured	2/13 at 100.00	AAA	4,445,276

3,000	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.375%, 12/01/24	6/07 at 101.00	AAA	3,055,500
	(Alternative Minimum Tax) - MBIA Insured

	California, General Obligation Bonds, Series 2004:
2,500	5.000%, 2/01/18 - AMBAC Insured	2/14 at 100.00	AAA	2,669,400
2,250	5.000%, 4/01/31 - AMBAC Insured	4/14 at 100.00	AAA	2,275,785

	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2001F:
1,065	5.125%, 8/01/21 - FSA Insured	8/09 at 102.00	AAA	1,145,706
1,160	5.125%, 8/01/22 - FSA Insured	8/09 at 102.00	AAA	1,248,357
1,220	5.125%, 8/01/23 - FSA Insured	8/09 at 102.00	AAA	1,309,829

1,500	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation	8/10 at 101.00	AAA	1,581,420
	Bonds, Series 2000A, 5.250%, 8/01/25 - MBIA Insured

	Kern Community College District, California, General Obligation Bonds, Series 2003A:
3,655	5.000%, 11/01/20 - FGIC Insured	11/13 at 100.00	AAA	3,874,739
2,665	5.000%, 11/01/21 - FGIC Insured	11/13 at 100.00	AAA	2,808,963

1,750	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series	8/09 at 100.00	AAA	1,862,473
	1999A, 5.250%, 8/01/24 - FGIC Insured

2,200	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003F, 5.000%,	7/13 at 100.00	AAA	2,357,652
	7/01/17 - FSA Insured

	Manteca Unified School District, San Joaquin County, California, General Obligation Bonds, Series
	2004:
1,000	5.250%, 8/01/21 - FSA Insured	8/14 at 100.00	AAA	1,087,240
1,000	5.250%, 8/01/22 - FSA Insured	8/14 at 100.00	AAA	1,080,610

1,270	Merced City School District, Merced County, California, General Obligation Bonds, Series 2004,	8/13 at 100.00	AAA	1,329,487
	5.000%, 8/01/22 - FGIC Insured

1,125	San Diego Unified School District, California, General Obligation Bonds, Election of 1998, Series	No Opt. Call	AAA	493,920
	1999A, 0.000%, 7/01/21 - FGIC Insured

2,000	San Francisco Community College District, California, General Obligation Bonds, Series 2002A,	6/10 at 102.00	Aaa	2,042,140
	5.000%, 6/15/26 - FGIC Insured

2,445	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series	8/13 at 100.00	AAA	2,573,949
	2004A, 5.000%, 8/01/21 - FGIC Insured

	Tax Obligation/Limited - 45.9% (30.9% of Total Investments)

	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement
	Project, Series 1997C:
5,130	0.000%, 9/01/18 - FSA Insured	No Opt. Call	AAA	2,652,210
8,000	0.000%, 9/01/21 - FSA Insured	No Opt. Call	AAA	3,449,440

	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for
	Self-Sufficiency Corporation, Series 2004:
1,535	5.000%, 12/01/20 - AMBAC Insured	12/13 at 100.00	AAA	1,620,960
1,780	5.000%, 12/01/23 - AMBAC Insured	12/13 at 100.00	AAA	1,848,619

3,500	California Department of Transportation, Federal Highway Grant Anticipation Bonds, Series 2004A,	No Opt. Call	AAA	3,843,595
	5.000%, 2/01/15 - FGIC Insured

3,450	California State Public Works Board, Lease Revenue Bonds, Department of Health Services, Series	11/09 at 101.00	AAA	3,795,587
	1999A, 5.750%, 11/01/24 - MBIA Insured

5,000	Compton Community Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Area	8/05 at 102.00	AAA	5,243,400
	Redevelopment Projects, Series 1995A, 6.500%, 8/01/13 - FSA Insured

4,000	Contra Costa County, California, Refunding Certificates of Participation, Merrithew Memorial	11/07 at 102.00	AAA	4,341,240
	Hospital Replacement Project, Series 1997, 5.500%, 11/01/22 - MBIA Insured

6,000	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	1/11 at 100.00	AAA	6,207,960
	Facility Phase II, Series 2001, 5.000%, 1/01/21 - AMBAC Insured

3,000	Galt Schools Joint Powers Authority, Sacramento County, California, Revenue Refunding Bonds, High	11/07 at 102.00	AAA	3,325,560
	School and Elementary School Facilities, Series 1997A, 5.875%, 11/01/24 - MBIA Insured

5,000	Kern County Board of Education, California, Refunding Certificates of Participation, Series 1998A,	5/08 at 102.00	AAA	5,162,850
	5.200%, 5/01/28 - MBIA Insured

5,000	La Quinta Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment Project	9/07 at 102.00	AAA	5,163,250
	Area 1, Series 1998, 5.200%, 9/01/28 - AMBAC Insured

4,000	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation, Series	6/13 at 100.00	AAA	4,026,160
	2003AW, 5.000%, 6/01/33 - AMBAC Insured

1,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project,	12/14 at 100.00	AAA	1,061,020
	Series 2004A, 5.000%, 12/01/20 - FSA Insured

3,865	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second Senior	7/10 at 101.00	AAA	4,007,966
	Lien Sales Tax Revenue Bonds, Series 2000A, 5.250%, 7/01/30 - FGIC Insured

1,250	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	1,328,363
	Senior Sales Tax Revenue Bonds, Series 2003B, 5.000%, 7/01/19 - MBIA Insured

2,690	Norwalk Community Facilities Financing Authority, Los Angeles County, California, Tax Allocation	9/05 at 102.00	AAA	2,816,322
	Revenue Refunding Bonds, Series 1995A, 6.000%, 9/01/15 - FSA Insured

2,780	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos Community	No Opt. Call	AAA	3,061,586
	Development Project, Series 2003A, 5.000%, 8/01/12 - MBIA Insured

4,140	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series	6/13 at 101.00	AAA	4,194,689
	2003A, 5.000%, 6/01/28 - AMBAC Insured

2,000	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	AAA	2,199,720
	Project, Series 2000, 5.750%, 6/15/33 - MBIA Insured

1,000	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities	9/13 at 100.00	AAA	1,030,300
	District 1, Series 2004, 5.000%, 9/01/25 - MBIA Insured

5,000	San Bernardino Joint Powers Financing Authority, California, Certificates of Participation	9/09 at 102.00	AAA	5,525,150
	Refunding, Police Station Financing Project, Series 1999, 5.500%, 9/01/20 - MBIA Insured

3,500	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 1999,	7/09 at 101.00	AAA	3,737,790
	5.500%, 7/01/34 - FGIC Insured

1,930	Santa Margarita/Dana Point Authority, Orange County, California, Refinancing Revenue Bonds,	No Opt. Call	AAA	1,996,797
	Improvement Districts 1, 2, 2A and 8, Series 1994A, 7.250%, 8/01/05 - MBIA Insured

5,450	Visalia, California, Certificates of Participation Refunding, Motor Vehicle License Fee	12/06 at 102.00	AAA	5,768,117
	Enhancement, Series 1996A, 5.375%, 12/01/26 - MBIA Insured

	Transportation - 6.6% (4.5% of Total Investments)

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/10 at 65.32	AAA	3,280,680
	Series 1999, 0.000%, 1/15/18 - MBIA Insured

4,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	AAA	4,274,760
	Project, Series 2003A, 5.000%, 8/15/18 - AMBAC Insured

5,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International	5/11 at 100.00	AAA	5,077,300
	Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 (Alternative Minimum Tax) - MBIA Insured

	U.S. Guaranteed *** - 10.4% (7.0% of Total Investments)

2,575	Calipatria Unified School District, Imperial County, California, General Obligation Bonds, Series	8/06 at 102.00	AAA	2,772,271
	1996A, 5.625%, 8/01/13 (Pre-refunded to 8/01/06) - AMBAC Insured

2,865	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 1993,	3/05 at 100.00	AAA	2,930,866
	5.625%, 3/01/18 - AMBAC Insured

3,000	Escondido Union High School District, San Diego County, California, General Obligation Bonds,	11/06 at 102.00	AAA	3,202,770
	Series 1996, 5.700%, 11/01/10 - MBIA Insured

1,890	Menifee Union School District, Riverside County, California, Certificates of Participation, School	9/06 at 102.00	AAA	2,055,640
	Projects, Series 1996, 6.125%, 9/01/24 (Pre-refunded to 9/01/06) - FSA Insured

2,500	Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation - Kaiser Permanente, Series	1/10 at 100.00	AAA	2,865,875
	1999A, 6.000%, 1/01/29 (Pre-refunded to 1/01/10) - AMBAC Insured

4,320	Riverside County, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AAA	6,028,171
	Revenue Bonds, Series 1987B, 8.625%, 5/01/16 (Alternative Minimum Tax)

	Utilities - 12.1% (8.2% of Total Investments)

3,740	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	9/09 at 101.00	AAA	3,928,047
	Edison Company, Series 1999B, 5.450%, 9/01/29 - MBIA Insured

3,215	Modesto Irrigation District, California, Revenue Refunding Bonds, Series 1996A, 6.000%, 10/01/15 -	10/06 at 102.00	AAA	3,483,420
	MBIA Insured

3,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA	7/12 at 101.00	AAA	3,660,055
	Insured

1,790	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid Waste and	12/09 at 102.00	AAA	2,029,305
	Redevelopment Projects, Series 1999, 5.800%, 12/01/19 - AMBAC Insured

1,950	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27	8/12 at 100.00	AAA	2,003,099
	(Alternative Minimum Tax) - AMBAC Insured

	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A:
2,800	5.000%, 7/01/24 - MBIA Insured	7/13 at 100.00	AAA	2,891,644
5,000	5.000%, 7/01/28 - MBIA Insured	7/13 at 100.00	AAA	5,085,350

	Water and Sewer - 24.1% (16.3% of Total Investments)

1,700	Castaic Lake Water Agency, California, Revenue Certificates of Participation, Series 2004A,	8/14 at 100.00	AAA	1,800,827
	5.000%, 8/01/20 - AMBAC Insured

2,975	Chino Basin Regional Finance Authority, California, Sewerage System Revenue Bonds, Inland Empire	2/05 at 102.00	AAA	3,043,455
	Utilities Agency, Series 1994, 6.000%, 8/01/16 - AMBAC Insured

2,000	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation, Series	3/14 at 100.00	AAA	2,101,920
	2004A, 5.000%, 3/01/21 - FGIC Insured

2,700	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AAA	2,844,666
	Capital Projects, Series 2003A, 5.000%, 10/01/21 - FSA Insured

12,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.000%,	8/13 at 100.00	AAA	12,078,960
	2/01/33 - FGIC Insured

2,775	Pomona Public Financing Authority, California, Revenue Bonds, Water Facilities Project, Series	5/09 at 101.00	AAA	2,971,581
	1999AC, 5.500%, 5/01/29 - FGIC Insured

1,000	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2000A,	12/10 at 101.00	AAA	1,105,890
	5.500%, 12/01/20 - AMBAC Insured

750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2004A,	12/14 at 100.00	AAA	794,505
	5.000%, 12/01/21 - AMBAC Insured

1,520	San Buenaventura, California, Water Revenue Certificates of Participation, Series 2004, 5.000%,	10/14 at 100.00	AAA	1,562,119
	10/01/25 - AMBAC Insured

3,675	San Dieguito Water District, California, Water Revenue Bonds, Series 2004, 5.000%, 10/01/23 - FGIC	10/14 at 100.00	AAA	3,844,822
	Insured

	Santa Clara Valley Water District, California, Certificates of Participation, Series 2004A:
1,400	5.000%, 2/01/19 - FGIC Insured	2/14 at 100.00	AAA	1,486,072
445	5.000%, 2/01/20 - FGIC Insured	2/14 at 100.00	AAA	470,276
465	5.000%, 2/01/21 - FGIC Insured	2/14 at 100.00	AAA	488,524

2,130	Santa Rosa, Sonoma County, California, Wastewater Revenue Bonds, Series 2004B, 5.000%, 9/01/18 -	9/14 at 100.00	AAA	2,290,687
	FGIC Insured

2,000	South San Joaquin Irrigation District, San Joaquin County, California, Revenue Refunding	1/05 at 100.00	AAA	2,005,380
	Certificates of Participation, Series 1993, 5.500%, 1/01/15 - AMBAC Insured

2,500	West Basin Municipal Water District, California, Revenue Certificates of Participation, Series	8/13 at 100.00	AAA	2,521,725
	2003A, 5.000%, 8/01/30 - MBIA Insured

	Yorba Linda Water District, California, Certificates of Participation, Highland Reservoir
	Renovation, Series 2003:
2,010	5.000%, 10/01/28 - FGIC Insured	10/13 at 100.00	AAA	2,045,054
2,530	5.000%, 10/01/33 - FGIC Insured	10/13 at 100.00	AAA	2,561,372

$277,790	Total Long-Term Investments (cost $268,045,963) - 148.2%			282,580,283

	Other Assets Less Liabilities - 1.6%			3,105,874

	Preferred Shares, at Liquidation Value - (49.8)%			(95,000,000)

	Net Assets Applicable to Common Shares - 100%			$190,686,157

	All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
	Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
	Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At November 30, 2004, the cost of investments was $267,879,972.

	Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$15,127,148
	Depreciation	(426,837)

	Net unrealized appreciation of investments	$14,700,311

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Premium Income Municipal Fund 2, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         01/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         01/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         01/28/05

* Print the name and title of each signing officer under his or her signature.